Note 11 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 43,444
2018	29,787
2019	15,862
2020	23,637
2021	24,338
Total	$ 137,068